Financial Risk Management - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Deposits at call	$ 67,408,215	$ 161,790,147	$ 123,417,716	$ 79,995,129
Net change on fair value movement	9,242	0	$ 0
Liquidity Risk [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at call	67,408,215	161,790,147
Ten Percentage Adjustment [member] | Currency Risk [member] | Australian Dollar Versus US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 2,119,492	1,568,123
Description of risk	Based on the financial assets and liabilities held at June 30, 2025, had the Australian dollar weakened/ strengthened by 10% against the US dollar with all other variables held constant, the Group’s post-tax loss for the year would have been $2,119,492 lower / $2,119,492 higher (2024 – $1,568,123 lower / $1,568,123 higher).
Ten Percentage Adjustment [member] | Currency Risk [member] | Australian Dollar Versus Euro [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 2,037,487	$ 6,694,929
Description of risk	Based on the financial instruments held at June 30, 2025, had the Australian dollar weakened/ strengthened by 10% against the EURO with all other variables held constant, the Group’s post-tax loss for the year would have been $2,037,487 lower/ $2,037,487 higher (2024 – $6,694,929 lower/ $6,694,929 higher), mainly as a result of foreign exchange gains/losses on translation of Euro denominated financial instruments. Any changes in post-tax loss will have an equivalent change to equity.